Net loss per share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2022	2021
Numerator
Net loss	$(37,062)	$(33,266)
Net loss attributable to ordinary shareholders - basic and diluted	$(37,062)	$(33,266)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basis and diluted	90,914,175	62,447,606
Net loss per share - basic and diluted	$(0.41)	$(0.53)

Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended March 31,
	2022	2021
Unvested restricted incentive shares and units	1,023,810	1,360,159
Share options	8,407,272	6,881,620
Warrants	3,265,306	—
Total	12,696,388	8,241,779